UNITED STATES
     SECURITIES AND EXCHANGE COMMISSION
           WASHINGTON D.C. 20549

                 FORM 13F

           FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  March 31, 2004

Check here if Amendment [ ]; Amendment Number:



This Amendment (Check only one.) [ ] is a restatement.

                                 [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:     Weik Investment Services, Inc.

Address:  1075 Berkshire Blvd.

          Suite 825

          Wyomissing, PA  19610


13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.



Person Signing the Report on Behalf of Reporting Manager:


Name:     Thomas W. Weik

Title:    President

Phone:    610-376-2240

Signature, Place, and Date of Signing:

   Thomas W. Weik   Wyomissing, Pennsylvania   May 10, 2004


Report Type (Check only one.):


[X]  13F HOLDINGS REPORT.


[ ]  13F NOTICE.


[ ]  13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager.

                         FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0


Form 13F Information Table Entry Total: 81


Form 13F Information Table Value Total: $96,326





List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100      346     8425 SH       SOLE                     8425
Allergan, Inc.                 COM              018490102     1151    13675 SH       SOLE                    12875               800
Allied Irish                   COM              019228402      217     7250 SH       SOLE                     7250
Altria Group                   COM              02209S103     1375    25250 SH       SOLE                    24250              1000
American Int'l Group           COM              026874107      914    12806 SH       SOLE                    12806
Amkor Technology               COM              031652100      176    12000 SH       SOLE                     7000              5000
Arrow International            COM              042764100      765    25600 SH       SOLE                    18200              7400
Berkshire Hathaway A           COM              084670108     5131       55 SH       SOLE                       39                16
Berkshire Hathaway B           COM              084670207     5958     1915 SH       SOLE                     1797               118
Block (H&R)                    COM              093671105     1693    33175 SH       SOLE                    33025               150
Brown Forman B                 COM              115637209      205     4300 SH       SOLE                     4300
Burlington Resources           COM              122014103     1126    17700 SH       SOLE                    16700              1000
Cablevision Systems            COM              12686C109     1182    51670 SH       SOLE                    45954              5716
CenturyTel                     COM              156700106     1020    37100 SH       SOLE                    27550              9550
Citigroup, Inc.                COM              172967101     1498    28967 SH       SOLE                    23083              5884
Coca-Cola Co.                  COM              191216100      806    16020 SH       SOLE                    15370               650
Comcast A SPCL                 COM              20030N200      705    25300 SH       SOLE                    23700              1600
Comcast Corp. A                COM              20030N101      250     8710 SH       SOLE                     8710
Costco Wholesale               COM              22160K105     1175    31250 SH       SOLE                    31250
Diageo PLC ADR                 COM              25243Q205      935    17684 SH       SOLE                    16684              1000
Dover Corp.                    COM              260003108     3057    78850 SH       SOLE                    70150              8700
Dress Barn                     COM              261570105      337    19200 SH       SOLE                    19200
Dupont (E.I.)                  COM              263534109      262     6200 SH       SOLE                     2600              3600
El Paso Corp.                  COM              28336L109      142    20000 SH       SOLE                    20000
Ethan Allen                    COM              297602104      882    21375 SH       SOLE                    21375
Exxon Mobil                    COM              30231G102     2390    57463 SH       SOLE                    43487             13976
Federal Signal                 COM              313855108      290    14600 SH       SOLE                    13600              1000
Fifth Third Bancorp            COM              316773100      231     4175 SH       SOLE                     3725               450
Freddie Mac                    COM              313400301     1019    17250 SH       SOLE                    13575              3675
Fulton Financial               COM              360271100     1454    65318 SH       SOLE                    63149              2169
Gannett Co.                    COM              364730101      990    11228 SH       SOLE                     8828              2400
General Electric               COM              369604103      639    20950 SH       SOLE                    19350              1600
Genuine Parts                  COM              372460105      401    12250 SH       SOLE                    10650              1600
Grey Global Group              COM              39787M108      282      410 SH       SOLE                      410
HCA, Inc.                      COM              404119109     1656    40775 SH       SOLE                    36575              4200
Harley Davidson                COM              412822108      777    14575 SH       SOLE                    13925               650
Hasbro, Inc.                   COM              418056107      640    29425 SH       SOLE                    16225             13200
Hershey Foods                  COM              427866108      457     5510 SH       SOLE                     3110              2400
Hillenbrand Ind.               COM              431573104     1577    23225 SH       SOLE                    19925              3300
Int'l Business Machines        COM              459200101      262     2850 SH       SOLE                     2850
InterActive Corp               COM              45840Q101      814    25750 SH       SOLE                    25000               750
J & J Snack Foods              COM              466032109      260     5750 SH       SOLE                     5750
Johnson & Johnson              COM              478160104     1716    33835 SH       SOLE                    28835              5000
Kroger Company                 COM              501044101      612    36750 SH       SOLE                    35350              1400
Laboratory Corp                COM              50540R409      549    13975 SH       SOLE                    13275               700
Liberty Media Corp.            COM              530718105     3183   290665 SH       SOLE                   235387             55278
Lockheed Martin                COM              539830109      324     7100 SH       SOLE                     6600               500
Loews Corp.                    COM              540424108      651    11020 SH       SOLE                     8020              3000
Manpower, Inc.                 COM              56418H100      688    14800 SH       SOLE                    14000               800
Marathon Oil                   COM              565849106      591    17550 SH       SOLE                    17550
Martin Marietta Matrls.        COM              573284106     2944    63775 SH       SOLE                    53925              9850
Mattel, Inc.                   COM              577081102      256    13875 SH       SOLE                    11375              2500
McKesson Corp.                 COM              58155Q103      341    11325 SH       SOLE                    11325
Merck & Co.                    COM              589331107      239     5401 SH       SOLE                     5101               300
Mohawk Industries              COM              608190104     2615    31750 SH       SOLE                    28650              3100
Nat'l Penn Bancshares          COM              637138108      417    13231 SH       SOLE                    12129              1102
Neiman Marcus A                COM              640204202      636    11800 SH       SOLE                    11800
Nestle Reg ADR                 COM              641069406     3300    51775 SH       SOLE                    45375              6400
Newell Rubbermaid              COM              651229106      707    30475 SH       SOLE                    28975              1500
PepsiCo, Inc.                  COM              713448108      223     4150 SH       SOLE                     3850               300
Pfizer, Inc.                   COM              717081103     2832    80793 SH       SOLE                    59993             20800
Procter & Gamble               COM              742718109      279     2656 SH       SOLE                     2656
Progressive Corp.              COM              743315103     7626    87060 SH       SOLE                    69560             17500
Pulitzer, Inc.                 COM              745769109      203     4200 SH       SOLE                     4200
Respironics Inc.               COM              761230101      270     5000 SH       SOLE                     5000
Schering Plough                COM              806605101      230    14150 SH       SOLE                    13150              1000
Scripps (E.W.) Co.             COM              811054204      715     7075 SH       SOLE                     6825               250
Sovereign Bancorp              COM              845905108     1550    72374 SH       SOLE                    72374
T J X Companies                COM              872540109     4194   170775 SH       SOLE                   150825             19950
Telephone & Data Sys.          COM              879433100      820    11575 SH       SOLE                    11275               300
Thor Industries                COM              885160101      631    23500 SH       SOLE                    23500
Time Warner                    COM              887317105      632    37479 SH       SOLE                    35479              2000
Transatlantic Holdings         COM              893521104      458     5250 SH       SOLE                     4975               275
Tyco International             COM              902124106     1129    39400 SH       SOLE                    34200              5200
Unitrin, Inc.                  COM              913275103      796    18550 SH       SOLE                    12350              6200
Verizon Communications         COM              92343V104     1651    45170 SH       SOLE                    41208              3962
Viacom Inc. Class B            COM              925524308      917    23392 SH       SOLE                    22392              1000
Wachovia Corp.                 COM              929903102     1515    32226 SH       SOLE                    32226
Washington Post Cl B           COM              939640108     1611     1822 SH       SOLE                     1707               115
Waste Management               COM              94106L109     1429    47350 SH       SOLE                    41250              6100
Wells Fargo                    COM              949746101     1401    24719 SH       SOLE                    18825              5894